Accounts and Other Receivables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

Accounts receivable, net consisted of the following:

	March 31,	December 31,
	2013	2012

Trade receivables	$1,311,432	$1,133,400
Other receivables	1,105,634	643,051

	2,417,066	1,776,451

Less allowance for doubtful accounts	(50,891)	(42,709)

	$2,366,175	$1,733,742

Accounts and royalties receivable, net consisted of the following:

	December 31, 2012	December 31, 2011
Trade receivables	$1,133,400	$904,891
Other receivables	643,051	613,806
	1,776,451	1,518,697
Less allowance for doubtful accounts	(42,709)	(38,234)
	$1,733,742	$1,480,463

Schedule Of Change In Allowance For Doubtful Accounts [Table Text Block]
The following table reflects the approximate change in allowance for doubtful accounts.

	Balance at	Charged to		Balance at
	Beginning of	Costs and		End of
	Period	Expenses	Deductions(1)	Period

Year Ended December 31, 2012
Allowance for doubtful accounts	$38,000	$43,000	$(38,000)	$43,000

Year Ended December 31, 2011
Allowance for doubtful accounts	$36,000	$36,000	$(34,000)	$38,000

Year Ended December 31, 2010
Allowance for doubtful accounts	$20,000	$24,000	$(8,000)	$36,000

(1)	Reflects receivables written-off as uncollectible.